Schedule of Investments (unaudited) December 31, 2019	iShares® S&P 500 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.9%
Arconic Inc.	337,265	$10,377,644
Boeing Co. (The)	409,887	133,524,789
Huntington Ingalls Industries Inc.	42,021	10,542,229
L3Harris Technologies Inc.	384,946	76,169,265
Lockheed Martin Corp.	432,450	168,387,381
Northrop Grumman Corp.	272,928	93,879,044
Raytheon Co.	290,954	63,934,232
TransDigm Group Inc.	86,860	48,641,600
United Technologies Corp.	749,312	112,216,965

		717,673,149

Air Freight & Logistics — 0.3%
Expeditors International of Washington Inc.	154,207	12,031,230
United Parcel Service Inc., Class B	549,110	64,278,817

		76,310,047

Banks — 1.6%
First Republic Bank/CA	143,792	16,888,370
JPMorgan Chase & Co.	2,621,592	365,449,925
SVB Financial Group(a)	57,471	14,427,520

		396,765,815

Beverages — 1.4%
Brown-Forman Corp., Class B, NVS	317,264	21,447,047
Coca-Cola Co. (The)	2,685,854	148,662,019
Monster Beverage Corp.(a)(b)	445,389	28,304,471
PepsiCo Inc.	1,166,117	159,373,210

		357,786,747

Biotechnology — 1.8%
AbbVie Inc.	1,364,810	120,840,277
Alexion Pharmaceuticals Inc.(a)	223,498	24,171,309
Amgen Inc.	610,455	147,162,387
Incyte Corp.(a)	311,314	27,183,938
Regeneron Pharmaceuticals Inc.(a)	93,364	35,056,315
Vertex Pharmaceuticals Inc.(a)	447,783	98,042,088

		452,456,314

Building Products — 0.2%
Allegion PLC	161,800	20,150,572
Fortune Brands Home & Security Inc.	242,307	15,832,339
Masco Corp.	494,711	23,741,181

		59,724,092

Capital Markets — 2.3%
Ameriprise Financial Inc.	143,403	23,888,072
BlackRock Inc.(c)	104,732	52,648,776
Cboe Global Markets Inc.	193,045	23,165,400
Charles Schwab Corp. (The)	1,453,296	69,118,758
CME Group Inc.	318,655	63,960,431
Intercontinental Exchange Inc.	533,312	49,358,026
MarketAxess Holdings Inc.	66,038	25,035,666
Moody’s Corp.	283,078	67,205,548
MSCI Inc.	147,817	38,163,393
Nasdaq Inc.	93,906	10,057,333
S&P Global Inc.	425,580	116,204,619
T Rowe Price Group Inc.	301,112	36,687,486

		575,493,508

Chemicals — 2.0%
Air Products & Chemicals Inc.	384,196	90,282,218
Celanese Corp.	210,482	25,914,544
Dow Inc.(a)	1,291,189	70,666,774
Ecolab Inc.	222,706	42,980,031

Security	Shares	Value

Chemicals (continued)
FMC Corp.	225,703	$22,529,673
Linde PLC	664,134	141,394,129
PPG Industries Inc.	209,998	28,032,633
Sherwin-Williams Co. (The)	143,059	83,480,649

		505,280,651

Commercial Services & Supplies — 0.6%
Cintas Corp.	145,985	39,281,644
Copart Inc.(a)	356,206	32,393,374
Republic Services Inc.	168,722	15,122,553
Rollins Inc.	115,234	3,821,159
Waste Management Inc.	394,194	44,922,348

		135,541,078

Communications Equipment — 0.3%
Arista Networks Inc.(a)(b)	94,860	19,294,524
Motorola Solutions Inc.	298,352	48,076,441

		67,370,965

Construction & Engineering — 0.0%
Quanta Services Inc.	111,501	4,539,206

Construction Materials — 0.3%
Martin Marietta Materials Inc.	108,834	30,434,340
Vulcan Materials Co.	230,474	33,185,951

		63,620,291

Consumer Finance — 0.6%
American Express Co.	701,041	87,272,594
Discover Financial Services	338,428	28,705,463
Synchrony Financial	1,035,216	37,278,128

		153,256,185

Containers & Packaging — 0.2%
Avery Dennison Corp.	103,239	13,505,726
Ball Corp.	404,445	26,155,458

		39,661,184

Distributors — 0.0%
LKQ Corp.(a)	277,498	9,906,678

Electric Utilities — 0.4%
NextEra Energy Inc.	451,429	109,318,047

Electrical Equipment — 0.4%
AMETEK Inc.	398,055	39,702,006
Emerson Electric Co.	572,798	43,681,575
Rockwell Automation Inc.	114,047	23,113,906

		106,497,487

Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	516,290	55,878,067
CDW Corp./DE	250,196	35,737,997
Corning Inc.	629,459	18,323,551
FLIR Systems Inc.	112,130	5,838,609
IPG Photonics Corp.(a)	31,508	4,566,139
Keysight Technologies Inc.(a)	326,635	33,522,550
TE Connectivity Ltd.	291,215	27,910,046
Zebra Technologies Corp., Class A(a)	93,894	23,984,283

		205,761,242

Energy Equipment & Services — 0.0%
National Oilwell Varco Inc.	208,278	5,217,364

Entertainment — 2.4%
Electronic Arts Inc.(a)	269,470	28,970,720
Live Nation Entertainment Inc.(a)	164,406	11,750,097

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® S&P 500 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment (continued)
Netflix Inc.(a)	763,391	$247,010,426
Take-Two Interactive Software Inc.(a)	197,742	24,209,553
Walt Disney Co. (The)	1,915,080	276,978,020

		588,918,816

Equity Real Estate Investment Trusts (REITs) — 2.5%
Alexandria Real Estate Equities Inc.	108,790	17,578,288
American Tower Corp.	771,304	177,261,085
Boston Properties Inc.	110,775	15,271,441
Crown Castle International Corp.	419,914	59,690,775
Duke Realty Corp.	377,636	13,092,640
Equinix Inc.	148,499	86,678,866
Essex Property Trust Inc.	57,808	17,392,115
Extra Space Storage Inc.	130,803	13,815,413
Federal Realty Investment Trust	51,368	6,612,603
Healthpeak Properties Inc.	405,083	13,963,211
Mid-America Apartment Communities Inc.	89,382	11,785,911
Prologis Inc.	627,047	55,894,970
Public Storage	115,100	24,511,696
Realty Income Corp.	255,389	18,804,292
SBA Communications Corp.	196,075	47,252,114
Simon Property Group Inc.	213,738	31,838,412
UDR Inc.	239,841	11,200,575

		622,644,407

Food & Staples Retailing — 0.7%
Costco Wholesale Corp.	453,881	133,404,703
Sysco Corp.	399,814	34,200,090

		167,604,793

Food Products — 0.3%
Campbell Soup Co.	129,428	6,396,332
Hershey Co. (The)	173,029	25,431,802
Lamb Weston Holdings Inc.	140,851	12,117,412
McCormick & Co. Inc./MD, NVS	109,740	18,626,170
Tyson Foods Inc., Class A	246,725	22,461,844

		85,033,560

Health Care Equipment & Supplies — 3.5%
Abbott Laboratories	1,785,021	155,046,924
ABIOMED Inc.(a)(b)	44,818	7,645,503
Align Technology Inc.(a)	124,888	34,848,747
Baxter International Inc.	400,070	33,453,853
Boston Scientific Corp.(a)	1,431,993	64,754,723
Cooper Companies Inc. (The)	49,206	15,809,396
Danaher Corp.	712,975	109,427,403
DENTSPLY SIRONA Inc.	205,267	11,616,059
Edwards Lifesciences Corp.(a)	363,189	84,728,362
Hologic Inc.(a)	252,141	13,164,282
IDEXX Laboratories Inc.(a)(b)	149,695	39,089,855
Intuitive Surgical Inc.(a)	201,252	118,970,120
ResMed Inc.	250,379	38,801,234
Steris PLC	80,266	12,234,144
Stryker Corp.	370,437	77,769,544
Teleflex Inc.	80,616	30,347,087
Varian Medical Systems Inc.(a)	87,056	12,362,823

		860,070,059

Health Care Providers & Services — 0.1%
WellCare Health Plans Inc.(a)	87,841	29,005,977

Health Care Technology — 0.1%
Cerner Corp.	344,576	25,288,433

Security	Shares	Value

Hotels, Restaurants & Leisure — 2.4%
Chipotle Mexican Grill Inc.(a)	44,627	$37,357,708
Darden Restaurants Inc.	98,901	10,781,198
Hilton Worldwide Holdings Inc.	491,339	54,494,408
Las Vegas Sands Corp.	335,422	23,157,535
Marriott International Inc./MD, Class A	472,523	71,554,158
McDonald’s Corp.	577,008	114,022,551
MGM Resorts International	547,021	18,199,389
Starbucks Corp.	2,057,430	180,889,245
Wynn Resorts Ltd.	168,246	23,364,322
Yum! Brands Inc.	526,686	53,053,081

		586,873,595

Household Durables — 0.4%
DR Horton Inc.	583,918	30,801,674
Garmin Ltd.	251,585	24,544,633
Leggett & Platt Inc.	151,249	7,687,987
NVR Inc.(a)	6,049	23,037,072
PulteGroup Inc.	443,585	17,211,098

		103,282,464

Household Products — 1.7%
Church & Dwight Co. Inc.	230,756	16,231,377
Colgate-Palmolive Co.	671,577	46,231,361
Kimberly-Clark Corp.	293,098	40,315,630
Procter & Gamble Co. (The)	2,518,678	314,582,882

		417,361,250

Independent Power and Renewable Electricity Producers — 0.1%
NRG Energy Inc.	438,109	17,414,833

Industrial Conglomerates — 0.7%
Honeywell International Inc.	572,349	101,305,773
Roper Technologies Inc.	181,199	64,186,122

		165,491,895

Insurance — 0.8%
Aon PLC	256,858	53,500,953
Arthur J Gallagher & Co.	165,647	15,774,564
Cincinnati Financial Corp.	121,704	12,797,175
Marsh & McLennan Companies Inc.	536,063	59,722,779
Progressive Corp. (The)	621,000	44,954,190
Willis Towers Watson PLC	107,466	21,701,684

		208,451,345

Interactive Media & Services — 9.1%
Alphabet Inc., Class A(a)	521,811	698,908,436
Alphabet Inc., Class C, NVS(a)	520,464	695,870,777
Facebook Inc., Class A(a)	4,190,453	860,090,478

		2,254,869,691

Internet & Direct Marketing Retail — 6.2%
Amazon.com Inc.(a)	725,210	1,340,072,047
Booking Holdings Inc.(a)(b)	72,925	149,768,260
eBay Inc.	1,331,618	48,084,726

		1,537,925,033

IT Services — 7.4%
Accenture PLC, Class A	696,687	146,701,382
Akamai Technologies Inc.(a)	202,609	17,501,365
Automatic Data Processing Inc.	467,151	79,649,246
Broadridge Financial Solutions Inc.	139,745	17,264,097
Fiserv Inc.(a)	994,494	114,993,341
FleetCor Technologies Inc.(a)(b)	151,387	43,557,068
Gartner Inc.(a)(b)	155,767	24,003,695
Global Payments Inc.	256,444	46,816,417

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® S&P 500 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Jack Henry & Associates Inc.	70,222	$10,229,239
Leidos Holdings Inc.	115,860	11,341,535
Mastercard Inc., Class A	1,545,829	461,569,081
Paychex Inc.	371,674	31,614,590
PayPal Holdings Inc.(a)	2,044,654	221,170,223
VeriSign Inc.(a)	95,355	18,373,001
Visa Inc., Class A(b)	2,981,312	560,188,525
Western Union Co. (The)	730,062	19,551,060

		1,824,523,865

Life Sciences Tools & Services — 1.6%
Agilent Technologies Inc.	307,165	26,204,246
Illumina Inc.(a)	153,834	51,032,891
IQVIA Holdings Inc.(a)	216,820	33,500,858
Mettler-Toledo International Inc.(a)(b)	26,823	21,278,150
PerkinElmer Inc.(b)	111,131	10,790,820
Thermo Fisher Scientific Inc.	698,258	226,843,077
Waters Corp.(a)(b)	69,565	16,253,862

		385,903,904

Machinery — 1.5%
Caterpillar Inc.	568,343	83,932,894
Cummins Inc.	168,070	30,077,807
Deere & Co.	323,495	56,048,744
Dover Corp.	149,245	17,201,979
IDEX Corp.	75,493	12,984,796
Illinois Tool Works Inc.	310,674	55,806,370
Ingersoll-Rand PLC	258,675	34,383,081
PACCAR Inc.	602,280	47,640,348
Parker-Hannifin Corp.	123,035	25,323,064
Xylem Inc./NY	185,011	14,577,017

		377,976,100

Media — 1.3%
Charter Communications Inc., Class A(a)	273,022	132,437,512
Comcast Corp., Class A	4,426,965	199,080,616

		331,518,128

Metals & Mining — 0.1%
Freeport-McMoRan Inc.	1,389,584	18,231,342

Multi-Utilities — 0.1%
Sempra Energy	220,894	33,461,023

Multiline Retail — 0.6%
Dollar General Corp.	443,343	69,152,641
Target Corp.	564,733	72,404,418

		141,557,059

Oil, Gas & Consumable Fuels — 1.2%
Apache Corp.	405,977	10,388,951
Cabot Oil & Gas Corp.	447,509	7,791,132
Cimarex Energy Co.	95,735	5,025,130
ConocoPhillips	1,910,705	124,253,146
EOG Resources Inc.	506,522	42,426,283
Hess Corp.	451,005	30,131,644
Phillips 66	387,602	43,182,739
Pioneer Natural Resources Co.	179,392	27,154,567

		290,353,592

Personal Products — 0.3%
Coty Inc., Class A	241,907	2,721,454
Estee Lauder Companies Inc. (The), Class A	387,534	80,041,272

		82,762,726

Security	Shares	Value

Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co.	2,245,099	$144,112,905
Eli Lilly & Co.	809,201	106,353,287
Johnson & Johnson	1,924,841	280,776,557
Merck & Co. Inc.	2,438,367	221,769,478
Zoetis Inc.	829,394	109,770,296

		862,782,523

Professional Services — 0.4%
Equifax Inc.	126,508	17,726,301
IHS Markit Ltd.(a)	509,725	38,407,779
Verisk Analytics Inc.	196,893	29,404,000

		85,538,080

Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)	582,913	35,726,738

Road & Rail — 1.2%
CSX Corp.	677,061	48,992,134
JB Hunt Transport Services Inc.	87,598	10,229,694
Kansas City Southern	172,600	26,435,416
Norfolk Southern Corp.	245,185	47,597,764
Old Dominion Freight Line Inc.	111,199	21,103,346
Union Pacific Corp.	749,930	135,579,845

		289,938,199

Semiconductors & Semiconductor Equipment — 6.7%
Advanced Micro Devices Inc.(a)(b)	1,939,192	88,931,345
Analog Devices Inc.	641,335	76,216,251
Applied Materials Inc.	1,608,560	98,186,503
Broadcom Inc.	690,983	218,364,448
Intel Corp.	4,317,625	258,409,856
KLA Corp.	275,233	49,038,264
Lam Research Corp.	252,630	73,869,012
Maxim Integrated Products Inc.	207,337	12,753,299
Microchip Technology Inc.	416,139	43,578,076
Micron Technology Inc.(a)	1,927,740	103,673,857
NVIDIA Corp.	1,065,693	250,757,563
Qorvo Inc.(a)	203,000	23,594,690
QUALCOMM Inc.	1,988,327	175,430,091
Skyworks Solutions Inc.	172,772	20,884,679
Texas Instruments Inc.	1,009,205	129,470,910
Xilinx Inc.	271,490	26,543,577

		1,649,702,421

Software — 12.9%
Adobe Inc.(a)	843,190	278,092,494
ANSYS Inc.(a)	149,343	38,442,382
Autodesk Inc.(a)	383,150	70,292,699
Cadence Design Systems Inc.(a)(b)	488,605	33,889,643
Citrix Systems Inc.	110,839	12,292,045
Fortinet Inc.(a)	247,946	26,470,715
Intuit Inc.	453,281	118,727,892
Microsoft Corp.	13,284,260	2,094,927,802
NortonLifeLock Inc.	619,043	15,797,977
Oracle Corp.	2,263,512	119,920,866
salesforce.com Inc.(a)	1,544,559	251,207,076
ServiceNow Inc.(a)(b)	328,416	92,718,405
Synopsys Inc.(a)	261,777	36,439,358

		3,189,219,354

Specialty Retail — 3.2%
AutoZone Inc.(a)	41,557	49,507,270
CarMax Inc.(a)(b)	286,327	25,102,288
Home Depot Inc. (The)	1,348,641	294,516,222

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® S&P 500 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Lowe’s Companies Inc.	881,571	$105,576,943
O’Reilly Automotive Inc.(a)	131,930	57,819,642
Ross Stores Inc.	629,892	73,332,027
Tiffany & Co.	188,582	25,203,984
TJX Companies Inc. (The)	2,111,654	128,937,593
Tractor Supply Co.	101,012	9,438,561
Ulta Salon Cosmetics & Fragrance Inc.(a)	54,746	13,858,402

		783,292,932

Technology Hardware, Storage & Peripherals — 8.8%
Apple Inc.	7,272,955	2,135,703,236
NetApp Inc.	182,811	11,379,985
Seagate Technology PLC	241,542	14,371,749
Xerox Holdings Corp.(a)	323,750	11,936,662

		2,173,391,632

Textiles, Apparel & Luxury Goods — 0.7%
NIKE Inc., Class B	1,453,728	147,277,183
Under Armour Inc., Class C, NVS(a)(d)	0	—
VF Corp.	302,239	30,121,139

		177,398,322

Tobacco — 0.7%
Altria Group Inc.	1,268,680	63,319,819
Philip Morris International Inc.	1,192,088	101,434,768

		164,754,587

Trading Companies & Distributors — 0.2%
Fastenal Co.	699,088	25,831,302
United Rentals Inc.(a)(b)	130,872	21,825,523

		47,656,825

Security	Shares	Value

Water Utilities — 0.1%
American Water Works Co. Inc.	158,063	$19,418,039

Total Common Stocks — 99.7% (Cost: $17,384,765,669)		24,677,523,592

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.84%(c)(e)(f)	207,327,733	207,410,664
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(c)(e)	58,046,569	58,046,569

		265,457,233

Total Short-Term Investments — 1.1% (Cost: $265,422,815)		265,457,233

Total Investments in Securities — 100.8% (Cost: $17,650,188,484)		24,942,980,825

Other Assets, Less Liabilities — (0.8)%		(187,442,424)

Net Assets — 100.0%		$24,755,538,401

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Rounds to less than $1.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	103,395,232	103,932,501	(a)	—	207,327,733	$207,410,664	$527,470	(b)	$3,243	$3,022
BlackRock Cash Funds: Treasury, SL Agency Shares	46,602,923	11,443,646	(a)	—	58,046,569	58,046,569	639,719		—	—
BlackRock Inc.	—	104,937		(205)	104,732	52,648,776	—		235	325,290

						$318,106,009	$1,167,189		$3,478	$328,312

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	456	03/20/20	$73,669	$928,317

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® S&P 500 Growth ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$24,677,523,592	$—	$—	$24,677,523,592
Money Market Funds	265,457,233	—	—	265,457,233

	$24,942,980,825	$—	$—	$24,942,980,825

Derivative financial instruments(a)
Assets
Futures Contracts	$928,317	$—	$—	$928,317

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares